EQUITY BASED COMPENSATION (Details Textual) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Equity Based Compensation [Line Items]
Expense from share-based payment transactions with employees	CAD 61,579,000	CAD 69,235,000
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Weighted average fair value at measurement date, other equity instruments granted	CAD 49.44	CAD 38.41
Performance factor (ratio)	1.9	1.9
Annual forfeiture rate share options granted	4.40%	4.60%
Expense from share-based payment transactions with employees	CAD 52,300,000	CAD 61,000,000